Cover	Sep. 21, 2023
Cover [Abstract]
Document Type	S-3/A
Amendment Flag	true
Amendment Description	various edits
Entity Registrant Name	PharmaCyte Biotech, Inc.
Entity Central Index Key	0001157075
Entity Tax Identification Number	62-1772151
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	3960 Howard Hughes Parkway
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89169
City Area Code	(917)
Local Phone Number	595-2850
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Document Creation Date	Sep. 21, 2023